Inventories (Tables)	12 Months Ended
Dec. 31, 2020
Classes Of Inventories [Abstract]
Summary of Classes of Inventories

The detail of inventories as of December 31, 2020 and 2019 is as follows:

	Balance as of
	12-31-2020	12-31-2019
Classes of Inventories	ThUS$	ThUS$
Supplies for Production	26,685	35,589
Oil	16,686	25,475
Coal	9,999	10,114
Spare parts	53,013	32,145
Electrical materials	391,735	328,505
Total	471,433	396,239